UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Partners Limited Partnership

Address:  15 Davies Street
          London W1K 3AG
          England

13F File Number: 028-11089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By:           Lansdowne Partners Limited
              as general partner
Name:         Paul M. Ruddock
Title:        Director
Phone:        44-20-7290-5500


Signature, Place and Date of Signing:

/s/ Paul M. Ruddock            London, England                 May 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:


NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       6

Form 13F Information Table Entry Total:  54

Form 13F Information Table Value Total: $923,220
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1.       028-11977                 Lansdowne Macro Fund Ltd.
2.       028-11976                 Lansdowne Global Financials Fund Ltd.
3.       028-11978                 Lansdowne UK Equity Fund Ltd.
4.       028-11979                 Lansdowne European Equity Fund Ltd.
5.       028-12718                 Lansdowne Global Financials Fund L.P.
6.       028-13403                 Lansdowne European Long Only Fund Ltd.

                                      FORM 13F INFORMATION TABLE
                                               March 31, 2009


COLUMN 1                        COLUMN  2         COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                              VALUE    SHRS OR     SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP      (X$1000)  PRN AMT     PRN CALL  DISCRETION  MNGRS    SOLE  SHARED  NONE

COMPANHIA VALE DO RIO DOCE      SPONSORED ADR     204412209   10,235      769,554  SH        DEFINED      4        769,554
COMPANHIA VALE DO RIO DOCE      SPONSORED ADR     204412209    6,360      478,198  SH        DEFINED      6        478,198
COMPANHIA VALE DO RIO DOCE      SPONSORED ADR     204412209    5,603      421,248  SH        SOLE                  421,248
COMERICA INC                    COM               200340107   18,668    1,019,552  SH        DEFINED      2      1,019,552
COMERICA INC                    COM               200340107    4,768      260,412  SH        DEFINED      5        260,412
CONSOL ENERGY INC               COM               20854P109   20,932      829,306  SH        DEFINED      4        829,306
CONSOL ENERGY INC               COM               20854P109   16,905      669,754  SH        DEFINED      6        669,754
CONSOL ENERGY INC               COM               20854P109   12,103      479,476  SH        SOLE                  479,476
CSX CORP                        COM               126408103    5,946      230,000  SH        SOLE                  230,000
SELECT SECTOR SPDR TR           SBI INT-FINL      81369Y605    3,771      428,044  SH        DEFINED      3        428,044
SELECT SECTOR SPDR TR           SBI INT-FINL      81369Y605      308       34,956  SH        SOLE                   34,956
GLG PARTNERS INC                COM               37929X107   46,643   16,423,691  SH        DEFINED      3     16,423,691
GLG PARTNERS INC                COM               37929X107    9,695    3,413,698  SH        SOLE                3,413,698
GOLDMAN SACHS GROUP INC         COM               38141G104   10,447       98,534  SH        DEFINED      2         98,534
GOLDMAN SACHS GROUP INC         COM               38141G104    9,009       84,975  SH        DEFINED      4         84,975
GOLDMAN SACHS GROUP INC         COM               38141G104    4,867       45,911  SH        DEFINED      6         45,911
GOLDMAN SACHS GROUP INC         COM               38141G104    2,663       25,114  SH        DEFINED      5         25,114
GOLDMAN SACHS GROUP INC         COM               38141G104    4,847       45,714  SH        SOLE                   45,714
BARCLAYS BK PLC                 DJAIG CMDT ETN    06738C778    9,310      281,706  SH        DEFINED      4        281,706
BARCLAYS BK PLC                 DJAIG CMDT ETN    06738C778    8,278      250,479  SH        DEFINED      6        250,479
BARCLAYS BK PLC                 DJAIG CMDT ETN    06738C778    5,547      167,815  SH        SOLE                  167,815
JPMORGAN CHASE & CO             COM               46625H100  357,195   13,438,478  SH        DEFINED      3     13,438,478
JPMORGAN CHASE & CO             COM               46625H100   41,308    1,554,106  SH        DEFINED      2      1,554,106
JPMORGAN CHASE & CO             COM               46625H100   10,549      396,894  SH        DEFINED      5        396,894
JPMORGAN CHASE & CO             COM               46625H100   52,042    1,957,938  SH        SOLE                1,957,938
MINDRAY MEDICAL INTL LTD        SPON ADR          602675100    9,087      490,901  SH        DEFINED      4        490,901
MINDRAY MEDICAL INTL LTD        SPON ADR          602675100    6,407      346,158  SH        DEFINED      6        346,158
MINDRAY MEDICAL INTL LTD        SPON ADR          602675100    5,077      274,241  SH        SOLE                  274,241
MORGAN STANLEY                  COM NEW           617446448   33,687    1,479,453  SH        DEFINED      2      1,479,453
MORGAN STANLEY                  COM NEW           617446448    8,607      377,988  SH        DEFINED      5        377,988
PARTNERRE LTD                   COM               G6852T105   18,211      293,388  SH        DEFINED      2        293,388
PARTNERRE LTD                   COM               G6852T105    4,725       76,129  SH        DEFINED      4         76,129
PARTNERRE LTD                   COM               G6852T105    4,650       74,918  SH        DEFINED      5         74,918
PARTNERRE LTD                   COM               G6852T105    2,855       46,002  SH        DEFINED      6         46,002
PARTNERRE LTD                   COM               G6852T105    2,599       41,869  SH        SOLE                   41,869
POTASH CORP SASK INC            COM               73755L107   10,578      130,896  SH        DEFINED      4        130,896
POTASH CORP SASK INC            COM               73755L107    9,170      113,479  SH        DEFINED      6        113,479
POTASH CORP SASK INC            COM               73755L107    6,201       76,725  SH        SOLE                   76,725
PROSHARES TR                    PSHS ULTSHT FINL  74347R628      136        1,386  SH        DEFINED      3          1,386
SOTHEBYS                        COM               835898107    4,180      464,476  SH        DEFINED      6        464,476
SOTHEBYS                        COM               835898107      608       67,524  SH        SOLE                   67,524
STATE STR CORP                  COM               857477103   18,050      586,410  SH        DEFINED      2        586,410
STATE STR CORP                  COM               857477103    4,605      149,612  SH        DEFINED      5        149,612
TESORO CORP                     COM               881609101    4,441      329,726  SH        DEFINED      4        329,726
TESORO CORP                     COM               881609101    2,309      171,384  SH        DEFINED      6        171,384
TESORO CORP                     COM               881609101    2,386      177,109  SH        SOLE                  177,109
TEVA PHARMACEUTICAL INDS LTD    ADR               881624209   10,186      226,101  SH        DEFINED      4        226,101
TEVA PHARMACEUTICAL INDS LTD    ADR               881624209    5,063      112,397  SH        DEFINED      6        112,397
TEVA PHARMACEUTICAL INDS LTD    ADR               881624209    6,258      138,902  SH        SOLE                  138,902
VIACOM INC NEW                  CL B              92553P201   19,120    1,100,096  SH        DEFINED      4      1,100,096
VIACOM INC NEW                  CL B              92553P201    9,474      545,087  SH        DEFINED      6        545,087
VIACOM INC NEW                  CL B              92553P201   10,183      585,943  SH        SOLE                  585,943
WELLS FARGO & CO NEW            COM               949746101   23,254    1,633,030  SH        DEFINED      3      1,633,030
WELLS FARGO & CO NEW            COM               949746101    3,118      218,970  SH        SOLE                  218,970

SK 02575 0005 990271